DERIVATIVE INSTRUMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments Narrative
Payroll expenses	$ (125)	$ 350	$ 335
Fair value of derivative instruments	24	$ 42
Estimated net amount	$ 8